Restated Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE PERIOD	$ (47,585)	$ 208,415	$ (110,458)	$ 252,801
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods: Unrealized loss (gain) on translation of foreign operations
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	(29,380)	212,922	(96,866)	244,747
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	(29,346)	212,962	(96,721)	235,395
Non-controlling interest	(34)	(40)	(145)	9,352
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ (29,380)	$ 212,922	$ (96,866)	$ 244,747